Trade and other payables (Details) - RUB (₽) ₽ in Millions	Sep. 30, 2019	Dec. 31, 2018
Trade and other payables
Payables to merchants	₽ 9,874	₽ 13,942
Money remittances and e-wallets accounts payable	6,522	6,571
Deposits received from agents	2,362	4,839
Commissions payable	416	601
Accrued personnel expenses and related taxes	876	562
Provision for undrawn credit commitments (Note 21)	108	84
Other payables	804	900
Total trade and other payables	₽ 20,962	₽ 27,499